Equity (Details Textual) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended			12 Months Ended			6 Months Ended			6 Months Ended																12 Months Ended
	Aug. 31, 2011	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Aug. 03, 2011	Jun. 16, 2011 Investor	Dec. 31, 2001	Jun. 30, 2011 Placement Agent [Member]	Dec. 31, 2011 Placement Agent [Member]	Jun. 30, 2012 Placement Agent [Member]	Jun. 16, 2011 Placement Agent [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Jun. 30, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member]	Jun. 30, 2012 Series E Preferred Stock [Member]	Jun. 28, 2012 Series E Preferred Stock [Member]	Jun. 07, 2012 Series E Preferred Stock [Member]	May 30, 2012 Series E Preferred Stock [Member]	May 24, 2012 Series E Preferred Stock [Member]	May 14, 2012 Series E Preferred Stock [Member]	Mar. 01, 2011 Preferred Stock Series D [Member]	Feb. 09, 2011 Preferred Stock Series D [Member]	Jan. 28, 2011 Preferred Stock Series D [Member]	Jan. 21, 2011 Preferred Stock Series D [Member]	Dec. 15, 2010 Preferred Stock Series D [Member]	Mar. 01, 2011 Preferred Stock Series D [Member] Placement Agent [Member]	Feb. 09, 2011 Preferred Stock Series D [Member] Placement Agent [Member]	Jan. 28, 2011 Preferred Stock Series D [Member] Placement Agent [Member]	Jan. 21, 2011 Preferred Stock Series D [Member] Placement Agent [Member]	Dec. 31, 2010 Securities Purchase Agreement [Member]	Dec. 31, 2010 Securities Purchase Agreement [Member] Series B Preferred Stock [Member]
Equity (Textual) [Abstract]
Par Value of Preferred Stock																	$ 0.001			$ 0.001
Stated Value of Preferred Stock																	$ 1,000			$ 1,000
Accrued dividends					6.00%												6.00%			8.00%
Measurement of derivative liabilities			$ 484,358														$ (2,401,681)
Convertible Stock Issued upon warrants exercise																				7,184,925	441,090	1,037,040	822,150	2,042,535	2,842,110
Common stock sold by company under private placement agreement	41,409,461	1,908,889																																		4,640
Warrants issued to purchase common stock			133,230,535		49,135,602						1,252,761		152,711													100,000	6,872,000	2,828,000	2,468,000	3,290,000	8,000	549,760	226,240	197,440	7,733,334
Warrant Exercise Price							0.75				0.50	0.55	0.90					0.50			0.30	0.30	0.30	0.30	0.30	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.8054
Number of accredited investors to whom common stock sold								8
Cash compensation transaction received										137,440	1,600,000
Preferred shares converted in to common shares			800		4,138									2,886	364	4,640	800			0
Converted common share					8,276,000									5,772,000	606,667	9,280,000
Preferred stock, par value																																				$ 0.001
Preferred stock, stated value																										$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000						$ 1,000
Proceeds from issue of Preferred Stock and Warrants																										50,000	3,436,000	1,414,000	1,234,000	1,645,000					4,430,000
Preferred stock sold to eight accredited investors																										50	3,436	1,414	1,234	1,645
Preferred stock par value per share																													$ 0.001	$ 0.001
Proceeds from issue of preferred stock and warrants per share																										1,000	1,000	1,000	1,000	1,000
Placement agents for the offering received cash compensation																															4,000	274,880	113,120	98,720
Repriced value of shares and warrants																			$ 0.50
Fair value of transaction received											440,330
Equity (Additional Textual) [Abstract]
Accrued dividend payable			114,925	191,417	55,742	191,417			55,742
Predecessor preferred stock dividend			109,323		623,096	139,750
Common stock purchase price							$ 0.55
Warrant received							0.35
Period for exercise of option from issuance	5 years
Exercise price per share to call warrants							$ 1.75
Number of consecutive trading days for common stock price per share for callable warrants	20 days
Aggregate purchase price paid by the purchasers at closing for the common stock and the warrants	22,800,000
Subscription receivable					600,000
Cash issuance costs					1,600,000
Aggregate purchase price of common stock sold to accredited investors								1,718,000
Percentage of extension of company's common stock with respect to then effective conversion price of Preferred Stock					200.00%
Common Stock underlying the Series B Preferred				9,280,000
Embedded conversion option for preferred stock fair value				$ 2,120,360	$ 533,549	$ 2,120,360